SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Annual depreciation rates used

Vessels 25 years
Port facilities and transfer station 3 to 40 years
Tanker vessels, barges and push boats 15 to 44 years
Furniture, fixtures and equipment 3 to 10 years
Computer equipment and software 5 years
Leasehold improvements shorter of lease term or 6 years